Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Share Capital
	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024
	Number of ordinary shares	Number of ordinary shares	RM	RM	USD
Paid up capital:
At beginning of year / period	34,412,259	38,027,579	13,127,427	44,009,131	9,329,503
Issuance of shares (1)	1,280,000	-	3,349,620	-	-
Issuance of shares (2)	736,169	-	7,341,927	-	-
Issuance of shares (3)	304,246	-	4,068,333	-	-
Issuance of shares (4)	600,000	-	6,921,300	-	-
Issuance of shares (5)	380,000	-	4,451,733	-	-
Issuance of shares (6)	286,533	-	4,518,500	-	-
Issuance of shares (7)	28,372	-	230,291	-	-
Issuance of shares (8)	-	2,200,000	-	5,320,120	1,127,813
Issuance of shares (9)	-	149,816	-	797,844	169,135
Issuance of shares (10)	-	2,518,984	-	14,995,875	3,178,978
Issuance of shares (11)	-	350,000	-	6,598,200	1,398,753
Issuance of shares (12)	-	2,500,000	-	10,445,600	2,214,366
Issuance of shares (13)	-	1,021,047	-	5,171,195	1,096,242
Issuance of shares (14)	-	8,000,000	-	32,285,776	6,844,267
Issuance of shares (15)	-	14,197,447	-	46,952,428	9,953,453
Issuance of shares (16)	-	1,582,542	-	5,009,859	1,062,041
At of end of year / period	38,027,579	70,547,415	44,009,131	171,586,028	36,374,551
(1)	On April 12, 2023, 1,280,000 ordinary shares were issued in our initial offering at USD4.00 per ordinary share, before deduction the discounts and expenses.
(2)	On April 12, 2023, 736,169 ordinary shares were issued to Exchange Listing, LLC pursuant to their consulting agreement with the Company.
(3)	In May 2023, 229,453 and 74,793 ordinary shares were issued to Exchange Listing, LLC and Boustead Securities, LLC pursuant to the exercise of warrants, respectively.
(4)	On May 31, 2023, 600,000 ordinary shares were issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s ordinary shares.
(5)	On April 12, 2023, 380,000 ordinary shares were issued, in aggregate, to certain of our executive officers and employees pursuant to their employment agreements.
(6)	On August 1, 2023, 286,533 ordinary shares were issued to ZCity Sdn. Bhd. as consideration for services rendered to the Company.
(7)	On October 1, 2023, 28,372 ordinary shares were issued to Outside The Box Capital Inc. as consideration for services rendered to the Company.
(8)	On January 17, 2024, 2,200,000 ordinary shares were issued in our following offering at USD1.25 per ordinary share, before deduction the discounts and expenses.
(9)	In January 2024, 149,816 ordinary shares were issued, in aggregate, to our directors to pursuant to their employment agreements.
(10)	2,518,984 ordinary shares were issued from February 2024 to April 2024, in aggregate, to pursuant to the exercise of warrants.
(11)	On March 18, 2024, 350,000 ordinary shares were issued to Sichenzia Ross Ference Carmel LLP as consideration for services rendered to the Company.
(12)	On April 10, 2024, 2,500,000 ordinary shares were issued to Legacy Credit Sdn Bhd at USD1.00 per share for first 1,000,000 unit of ordinary shares and USD0.80 per share for the remaining 1,500,000 units of ordinary shares.
(13)	On April 13, 2024, 1,021,047 ordinary shares were issued to executive director and independence director pursuant to their employment agreements.
(14)	On May 22, 2024, 8,000,000 ordinary shares were issued to shareholders of Treasure Gold Inc as a collateral securing the Shell Company.
(15)	On June 7, 2024, 14,197,447 ordinary shares were issued to Nexgen Advisory Sdn Bhd as a as prepayment for services rendered to the Company.
(16)	In June 2024, 1,582,542 ordinary shares were issued in At-The-Market offering at the price ranged from USD0.59 to USD0.81, before deduction the discounts and expenses.